Investment Securities [Text Block]	6 Months Ended
Sep. 30, 2013
Investment Securities [Text Block]

3.    INVESTMENT SECURITIES

The table below presents the amortized cost, gross unrealized gains and losses, and fair value of investment securities available-for-sale and being held-to-maturity at March 31, 2013 and September 30, 2013:

At March 31, 2013:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥49,159,827	¥323,725		¥3,598		¥49,479,954
Japanese prefectural and municipal bonds	207,227	9,852		4		217,075
Foreign governments and official institutions bonds	701,504	17,814		3,022		716,296
Corporate bonds	1,868,599	55,044		697		1,922,946
Residential mortgage-backed securities	1,204,219	20,902		1,501		1,223,620
Commercial mortgage-backed securities	260,057	9,895		570		269,382
Asset-backed securities	813,312	1,132		3,766		810,678
Other debt securities(1)	109,365	2,247		4,898		106,714
Marketable equity securities	2,224,060	1,874,159		815		4,097,404

Total	¥56,548,170	¥2,314,770		¥18,871		¥58,844,069

Securities being held-to-maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥232,881	¥1,883		¥—		¥234,764
Foreign governments and official institutions bonds	284,315	2,409		—		286,724
Corporate bonds	23,555	173		—		23,728
Residential mortgage-backed securities	86,722	1,056	(2)	11		87,767
Asset-backed securities	1,503,691	51,396		—	(3)	1,555,087

Total	¥2,131,164	¥56,917		¥11		¥2,188,070

Notes:	(1)	Other debt securities in the table above include ¥106,699 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥395 million before taxes at March 31, 2013 and not included in the table above.
	(3)	UNBC reclassified collateralized loan obligations (“CLOs”), which totaled ¥111,895 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥1,460 million before taxes at March 31, 2013 and not included in the table above.

At September 30, 2013:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥41,952,441	¥174,958		¥10,441		¥42,116,958
Japanese prefectural and municipal bonds	199,763	8,446		—		208,209
Foreign governments and official institutions bonds	1,023,076	13,367		11,516		1,024,927
Corporate bonds	1,644,116	44,997		471		1,688,642
Residential mortgage-backed securities	1,535,763	6,024		31,797		1,509,990
Commercial mortgage-backed securities	384,878	2,357		17,534		369,701
Asset-backed securities	841,443	3,489		1,735		843,197
Other debt securities(1)	147,882	3,213		2,484		148,611
Marketable equity securities	2,367,775	2,354,880		1,098		4,721,557

Total	¥50,097,137	¥2,611,731		¥77,076		¥52,631,792

Securities being held-to-maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥214,955	¥1,249		¥—		¥216,204
Foreign governments and official institutions bonds	68,961	1,268		106		70,123
Corporate bonds	19,985	31		12		20,004
Residential mortgage-backed securities	87,885	—	(2)	1,753		86,132
Asset-backed securities	1,545,432	48,582		—	(3)	1,594,014

Total	¥1,937,218	¥51,130		¥1,871		¥1,986,477

Notes:	(1)	Other debt securities in the table above include ¥146,540 million of private placement debt conduit bonds.
	(2)	As a result of the reclassification during the fiscal year ended March 31, 2013, the unrealized gains at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥378 million before taxes at September 30, 2013 and not included in the table above.
	(3)	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥236 million before taxes at September 30, 2013 and not included in the table above.

Other Securities

Investment securities other than Securities available-for-sale or being held-to-maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥864,052 million and ¥848,321 million, at March 31, 2013 and September 30, 2013, respectively, because their fair values were not readily determinable.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and brokers and dealers and carried at fair value of ¥25,900 million and ¥26,464 million at March 31, 2013 and September 30, 2013, respectively. See Note 18 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥357,805 million and ¥297,120 million at March 31, 2013 and September 30, 2013, respectively, the MUFG Group has estimated a fair value using commonly accepted valuation techniques to determine whether the investment is impaired in each reporting period. These cost-method investments are primarily comprised of nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future. See Note 18 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other-than-temporary.

With respect to cost-method investments of ¥506,247 million and ¥551,201 million at March 31, 2013 and September 30, 2013, respectively, the MUFG Group performed a test to determine whether any impairment indicator existed for each investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group performs evaluation of whether the impairment is other-than-temporary. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share in an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit rating, which is generally updated once a year based on the annual financial statements of the issuer. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of those cost-method investments, which had aggregated costs of ¥503,671 million and ¥547,938 million at March 31, 2013 and September 30, 2013, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on the procedure described above, the MUFG Group recognized other-than-temporary impairment losses on the cost-method investments of ¥1,733 million and ¥2,621 million for the six months ended September 30, 2012 and 2013 respectively. Each impairment loss was recognized based on the specific circumstances of each individual company. No impairment loss was individually material.

Contractual Maturities

The amortized cost and fair values of debt securities being held-to-maturity and the fair values of debt securities available-for-sale at September 30, 2013 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity		Available-for-sale
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥85,534	¥85,544	¥14,521,920
Due from one year to five years	254,202	255,986	23,474,896
Due from five years to ten years	1,280,086	1,325,167	6,590,570
Due after ten years	317,396	319,780	3,322,849

Total	¥1,937,218	¥1,986,477	¥47,910,235

Realized Gains and Losses and Transfers of Investment Securities

For the six months ended September 30, 2012 and 2013, gross realized gains on sales of investment securities available-for-sale were ¥156,212 million and ¥160,543 million, respectively, and gross realized losses on sales of investment securities available-for-sale were ¥11,730 million and ¥38,487 million, respectively.

During the six months ended September 30, 2012, the MUFG Group determined that it no longer had the intent to hold certain securities, which had a carrying value of ¥47,566 million, to maturity in response to a significant deterioration in the issuers’ creditworthiness. As a result, the MUFG Group transferred these securities from Securities being held-to-maturity to Securities available-for-sale. These securities were sold and the MUFG Group recorded a loss of ¥1,518 million for the six months ended September 30, 2012.

The MUFG Group transferred Securities available-for-sale of ¥12,356 million to Securities being held-to-maturity during the six months ended September 30, 2012. The MUFG Group has asserted the positive intent and ability to hold these securities to maturity.

Other-than-temporary Impairments of Securities Available-for-Sale and Being Held-to-Maturity

For the six months ended September 30, 2012 and 2013, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥120,660 million and ¥4,127 million, respectively, which were included in Investment securities gains—net in the accompanying condensed consolidated statements of income. The losses of ¥120,660 million for the six months ended September 30, 2012 included losses of ¥6,175 million from debt securities available-for-sale mainly classified as corporate bonds, and ¥112,752 million from marketable equity securities. The losses of ¥4,127 million for the six months ended September 30, 2013 included losses of ¥1,304 million from debt securities available-for-sale mainly classified as corporate bonds, and ¥2,621 million from nonmarketable equity securities.

Gross Unrealized Losses and Fair Value

The following tables show the unrealized gross losses and fair values of investment securities available-for-sale and being held-to-maturity at March 31, 2013 and September 30, 2013 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2013:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,859,342	¥672	¥584,048	¥2,926	¥7,443,390	¥3,598	33
Japanese prefectural and municipal bonds	1,486	4	—	—	1,486	4	1
Foreign governments and official institutions bonds	157,287	2,867	11,332	155	168,619	3,022	108
Corporate bonds	76,521	306	56,953	391	133,474	697	1,360
Residential mortgage-backed securities	102,511	276	25,766	1,225	128,277	1,501	182
Commercial mortgage-backed securities	58,459	530	12,134	40	70,593	570	24
Asset-backed securities	17,239	37	85,069	3,729	102,308	3,766	131
Other debt securities	71,217	4,898	—	—	71,217	4,898	49
Marketable equity securities	15,143	694	870	121	16,013	815	23

Total	¥7,359,205	¥10,284	¥776,172	¥8,587	¥8,135,377	¥18,871	1,911

Securities being held-to-maturity:
Debt securities:
Residential mortgage-backed securities	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

Total	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

	Less than 12 months		12 months or more		Total
At September 30, 2013:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥9,334,375	¥10,294	¥104,849	¥147	¥9,439,224	¥10,441	55
Foreign governments and official institutions bonds	475,231	7,406	112,707	4,110	587,938	11,516	169
Corporate bonds	169,779	299	40,477	172	210,256	471	1,077
Residential mortgage-backed securities	1,185,029	31,093	18,876	704	1,203,905	31,797	544
Commercial mortgage-backed securities	281,102	17,534	—	—	281,102	17,534	172
Asset-backed securities	60,518	1,639	2,735	96	63,253	1,735	21
Other debt securities	90,972	2,484	—	—	90,972	2,484	44
Marketable equity securities	26,326	1,047	107	51	26,433	1,098	84

Total	¥11,623,332	¥71,796	¥279,751	¥5,280	¥11,903,083	¥77,076	2,166

Securities being held-to-maturity:
Debt securities:
Foreign governments and official institutions bonds	¥14,547	¥106	¥—	¥—	¥14,547	¥106	2
Corporate bonds	14,638	12	—	—	14,638	12	1
Residential mortgage-backed securities	86,103	1,751	29	2	86,132	1,753	53

Total	¥115,288	¥1,869	¥29	¥2	¥115,317	¥1,871	56

Evaluating Investment Securities for Other-than-temporary Impairments

The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other-than-temporary.

Japanese national government and Japanese government agency bonds, Foreign governments and official institutions bonds

As of September 30, 2013, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. The MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Residential and commercial mortgage-backed securities

As of September 30, 2013, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Asset-backed securities

As of September 30, 2013, unrealized losses on these securities are primarily driven by certain CLOs, highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the other-than-temporary impairment. Based on the analysis performed no other-than-temporary impairment was identified as of September 30, 2013 and no impairment loss was therefore recorded.

Corporate bonds

As of September 30, 2013, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each period for the six months ended September 30 represents the credit loss component for which an other-than-temporary impairment occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	Six months ended September 30,
	2012	2013
	(in millions)
Balance at beginning of period	¥30,066	¥24,525

Additions:
Initial credit impairments	4,152	505
Subsequent credit impairments	2,023	799

Reductions:
Securities sold or matured	(6,120)	(8,814)

Balance at end of period	¥30,121	¥17,015

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at September 30, 2012 and 2013 was ¥18,413 million and ¥7,559 million, respectively. Of which, the credit loss component recognized in earnings was ¥30,121 million and ¥17,015 million, and the remaining amount related to all other factors recognized in Accumulated other comprehensive income (loss) before taxes was ¥11,708 million and ¥9,456 million at September 30, 2012 and 2013, respectively.

Other debt securities

As of September 30, 2013, other debt securities primarily consist of private placement debt conduit bonds, which are not rated by external credit rating agencies. The unrealized losses on these bonds resulted from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimated loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions, such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no other-than-temporary impairment loss was recorded in the accompanying condensed consolidated statement of income.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other-than-temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At September 30, 2013, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, and the fact that the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationships with its customers.